DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 414
Unrealized losses	(656)
Net Change	(242)	$ 43
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	119
Unrealized losses	(483)
Net Change	(364)	(62)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	20
Unrealized losses	(35)
Net Change	(15)	110
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	2
Unrealized losses	0
Net Change	2	(5)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	204
Unrealized losses	(35)
Net Change	169	(9)
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	69
Unrealized losses	(103)
Net Change	$ (34)	$ 9